Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000209942 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209942 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000209942 | Liberty Live Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209942 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209942 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209942 | Sphere Entertainment Co.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209942 | Grupo Televisa SAB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209942 | Live Nation Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209942 | Madison Square Garden Entertainment Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209942 | Liberty Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209942 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000209942 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209942 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209942 | Content Creation and Aggregation
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000209942 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000209942 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209942 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209942 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209942 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209942 | Television and Broadband Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209943 | Chewy Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209943 | IDEXX Laboratories Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209943 | Zoetis Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209943 | Phibro Animal Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209943 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209943 | Freshpet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209943 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209943 | Trupanion Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209943 | Elanco Animal Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209943 | Oil-Dri Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209943 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000209943 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000209943 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000209943 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000209943 | Pet Products
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209943 | Pet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209943 | Pet Food and Nutrition
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000209943 | Diagnostics
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209943 | Pet Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209943 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209943 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000236315 | Chewy Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236315 | IDEXX Laboratories Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000236315 | Zoetis Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236315 | Phibro Animal Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236315 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236315 | Freshpet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236315 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236315 | Trupanion Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236315 | Elanco Animal Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236315 | Oil-Dri Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236315 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000236315 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000236315 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000236315 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000236315 | Pet Products
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236315 | Pet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000236315 | Pet Food and Nutrition
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236315 | Diagnostics
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000236315 | Pet Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000236315 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236315 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	7.30%